Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 184,270	$ 60,706	$ 208,196	$ (80,357)	$ (4,275)	$ 19,790	$ 204,060
Balance (in shares) at Dec. 31, 2016		607,058
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(26,737)			(26,737)		3,774	(22,963)
Issuance in relation to public offering	301,300	$ 5,685	295,615				$ 301,300
Issuance in relation to public offering (in shares)		56,849					56,849
Issuance costs	(8,610)		(8,610)				$ (8,610)
Issuances in relation to share option exercises	380	$ 56	324				$ 380
Issuances in relation to exercise of share options (in shares)		563					563
Share-based compensation - share options	1,255		1,255			3	$ 1,258
Share-based compensation - Long-term incentive plan ("LTIP")	1,537		1,537			1	1,538
Share-based compensation	2,792		2,792			4	2,796
LTIP-treasury shares acquired and held by Trustee	(1,367)		(1,367)				(1,367)
Dividend declared to a non-controlling shareholder of a subsidiary						(1,594)	(1,594)
Transfer between reserves			10	(10)
Foreign currency translation adjustments	9,705				9,705	1,259	10,964
Balance at Dec. 31, 2017	461,733	$ 66,447	496,960	(107,104)	5,430	23,233	484,966
Balance (in shares) at Dec. 31, 2017		664,470
Increase (Decrease) in Stockholders' Equity
Impact of change in accounting policy (Note 3)	(1,080)			(1,080)		(3)	(1,083)
Adjusted balance	460,653	$ 66,447	496,960	(108,184)	5,430	23,230	483,883
Net (loss)/income	(74,805)			(74,805)		3,519	(71,286)
Issuances in relation to share option exercises	3,163	$ 211	2,952				$ 3,163
Issuances in relation to exercise of share options (in shares)		2,107					2,107
Share-based compensation - share options	7,885		7,885			18	$ 7,903
Share-based compensation - Long-term incentive plan ("LTIP")	3,224		3,224			9	3,233
Share-based compensation	11,109		11,109			27	11,136
LTIP-treasury shares acquired and held by Trustee	(5,451)		(5,451)				(5,451)
Dividend declared to a non-controlling shareholder of a subsidiary						(2,564)	(2,564)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	(5,673)				(5,673)	(953)	(6,626)
Balance at Dec. 31, 2018	388,996	$ 66,658	505,585	(183,004)	(243)	23,259	412,255
Balance (in shares) at Dec. 31, 2018		666,577
Increase (Decrease) in Stockholders' Equity
Impact of change in accounting policy (Note 3)	(655)			(655)		(16)	(671)
Adjusted balance	388,341	$ 66,658	505,585	(183,659)	(243)	23,243	411,584
Net (loss)/income	(106,024)			(106,024)		2,345	(103,679)
Issuances in relation to share option exercises	251	$ 33	218				$ 251
Issuances in relation to exercise of share options (in shares)		329					329
Share-based compensation - share options	7,157		7,157			16	$ 7,173
Share-based compensation - Long-term incentive plan ("LTIP")	2,239		2,239			12	2,251
Share-based compensation	9,396		9,396			28	9,424
LTIP-treasury shares acquired and held by Trustee	(346)		(346)				(346)
Transfer between reserves			51	(51)
Foreign currency translation adjustments	(3,606)				(3,606)	(725)	(4,331)
Balance at Dec. 31, 2019	$ 288,012	$ 66,691	$ 514,904	$ (289,734)	$ (3,849)	$ 24,891	$ 312,903
Balance (in shares) at Dec. 31, 2019		666,906